SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of allowance for credit losses activity

	2025	2024
Balance at January 1	$(255,215)	$(122,190)
Current period provision	(112,727)	–
Write off charged against the allowance	118,143	–
Balance at September 30	$(249,799)	$(122,190)

Schedule of estimated useful lives

Classification	Useful Life
Equipment, furniture, and fixtures	5 - 7 years
Medical equipment	10 years
Leasehold improvements	10 years or lease term, if shorter